UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09149

Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	August 31, 2008

Item 1. Schedule of Investments

Eaton Vance Ohio Municipal Income Trust	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.2%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.5%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$365,923
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	200,554
		$566,477
Electric Utilities — 1.1%
$410	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$418,143
		$418,143
Escrowed/Prerefunded — 18.4%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,091,610
1,530	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,614,640
575	Highland County, (Joint Township Hospital District), Prerefunded to 12/1/09, 6.75%, 12/1/29	611,794
1,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.35%, 11/1/18	1,270,513
1,750	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	1,778,787
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	732,732
		$7,100,076
General Obligations — 2.4%
$1,000	Barberton City School District, 4.50%, 12/1/33	$932,730
		$932,730
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$94,227
		$94,227
Hospital — 11.1%
$550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$555,066
600	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	558,840
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,507,620
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	478,995
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	837,630
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	340,154
		$4,278,305
Housing — 11.8%
$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.625%, 9/1/27	$862,650
1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.75%, 3/1/37	826,760
600	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/31	528,174
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,338,525
		$4,556,109
Industrial Development Revenue — 12.2%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$940,387
1,300	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,327,872
2,250	Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,226,735
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	209,354
		$4,704,348
Insured-Education — 6.7%
$730	Miami University, (AMBAC), 3.25%, 9/1/26	$584,212
1,500	University of Akron, Series A, (FSA), 5.00%, 1/1/38	1,507,680
500	University of Akron, Series B, (FSA), 5.00%, 1/1/38	502,560
		$2,594,452

Insured-Electric Utilities — 13.4%
$2,000	Cleveland Public Power System, (MBIA), 0.00%, 11/15/38	$383,740
2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	825,320
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,165,230
2,225	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	2,071,297
330	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	331,686
375	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	373,395
		$5,150,668
Insured-Escrowed/Prerefunded — 9.1%
$245	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29(1)	$245,595
1,000	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	1,090,880
495	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	545,401
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,080,670
500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	543,490
		$3,506,036
Insured-General Obligations — 18.3%
$600	Bowling Green City School District, (FSA), 5.00%, 12/1/34	$605,886
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	204,042
2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	764,070
1,750	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,795,937
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35	488,325
1,000	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(2)(3)	1,187,420
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,244,880
750	St. Mary’s School District, (FSA), 5.00%, 12/1/35	754,545
		$7,045,105
Insured-Hospital — 7.7%
$255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	$255,620
980	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	850,111
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.125%, 5/15/28	1,362,210
485	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 13.818%, 2/1/29(2)(3)	505,661
		$2,973,602
Insured-Lease Revenue/Certificates of Participation — 1.3%
$500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$489,430
		$489,430
Insured-Special Tax Revenue — 5.2%
$405	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$406,673
9,905	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	709,099
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	221,322
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	413,390
2,100	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	243,600
		$1,994,084
Insured-Transportation — 6.9%
$450	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$450,756
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,105,800
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,102,120
		$2,658,676
Insured-Water and Sewer — 2.3%
$270	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$234,860
750	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	651,030
		$885,890
Lease Revenue/Certificates of Participation — 3.2%
$1,230	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$1,247,933
		$1,247,933
Other Revenue — 12.9%
$7,345	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$347,418
710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	578,771
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(4)	3,113,760
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	950,250
		$4,990,199

Pooled Loans — 13.9%
$530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$515,112
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	555,896
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,044,806
1,245	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(4)	1,303,536
325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	289,864
750	Toledo-Lucas County Port Authority, 4.80%, 11/15/35	611,468
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,058,959
		$5,379,641
Special Tax Revenue — 5.6%
$600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$633,996
1,395	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,506,781
		$2,140,777
Total Tax-Exempt Investments — 165.2% (identified cost $64,546,283)		$63,706,908
Other Assets, Less Liabilities — (4.3)%		$(1,641,462)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.9)%		$(23,505,530)
Net Assets Applicable to Common Shares — 100.0%		$38,559,916

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities.  In addition, 12.5% of the Trust’s total investments at August 31, 2008 were invested in municipal obligations issued by Puerto Rico.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 42.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 12.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $1,693,081 or 4.4% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

A summary of financial instruments at August 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	26 U.S. Treasury Bond	Short	$(3,065,969)	$(3,050,125)	$15,844

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Depreciation

Lehman Brothers, Inc.	$1,625,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008 / September 28, 2038	$(39,499)
Merrill Lynch Capital Services, Inc.	1,250,000	5.065	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(33,853)
Morgan Stanley Capital Services, Inc.	1,000,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008 / September 10, 2038	(96,109)

					$(169,461)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,780,948
Gross unrealized appreciation	$1,621,221
Gross unrealized depreciation	(2,525,261)
Net unrealized depreciation	$(904,040)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At August 31, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 Quoted Prices	$—	$15,844
Level 2 Other Significant Observable Inputs	63,706,908	(169,461)
Level 3 Significant Unobservable Inputs	—	—
Total	$63,706,908	$(153,617)

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 23, 2008